Inventories - Additional information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Reversal of write down of inventory	₩ 18,162	₩ 11,422	₩ 2,020
Write down of inventory	14,528	7,761	4,998
Other Gains Losses [Member]
Inventories [Line Items]
Write down of inventory	₩ 14,528	₩ 7,761	₩ 4,998